UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22911

Reality Shares ETF Trust

(Exact name of registrant as specified in charter)

402 West Broadway, Suite 2800

San Diego, CA 92101

(Address of principal executive offices) (Zip code)

Eric Ervin

c/o Reality Shares Advisors, LLC

402 West Broadway, Suite 2800

San Diego, CA 92101

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (619) 487-1445

Date of fiscal year end:   October 31

Date of reporting period:   January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments — Reality Shares DIVS ETF

January 31, 2015 (unaudited)

	Number of Contracts	Value
Purchased Index Options — 958.8%(a)

NASDAQ 100 Index Options expiring 12/19/15, Call Strike Price $4,200	285	$7,423,680

NASDAQ 100 Index Options expiring 12/16/16, Put Strike Price $4,200	285	14,371,125

S&P 500 Index Options expiring 12/19/15, Call Strike Price $2,000	2,660	30,970,380

S&P 500 Index Options expiring 12/16/16, Put Strike Price $2,000	2,660	61,275,760

Total Purchased Index Options (Cost $118,213,601)		114,040,945

Written Index Options — (916.3)%(a)

NASDAQ 100 Index Options expiring 12/16/16, Call Strike Price $4,200	(285)	(12,306,870)

NASDAQ 100 Index Options expiring 12/19/15, Put Strike Price $4,200	(285)	(9,487,935)

S&P 500 Index Options expiring 12/16/16, Call Strike Price $2,000	(2,660)	(47,965,120)

S&P 500 Index Options expiring 12/19/15, Put Strike Price $2,000	(2,660)	(39,227,020)

Total Written Index Options [Premiums Received $(115,322,492)]		(108,986,945)

	Shares
Money Market — 11.8%
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.03%(b) (Cost $1,408,287)	1,408,287	1,408,287

Total Investments — 54.3% (Cost $4,299,396)		6,462,287

Other Assets in Excess of Liabilities — 45.7%		5,432,096

Net Assets — 100.0%		$11,894,383

Cash posted with custodian as collateral to broker for index option contracts was $3,630,000 at January 31, 2015.

(a)	The Fund’s strategy is to invest in a portfolio of purchased and written listed index option contracts used in combination to provide exposure to the expected dividends implied in the NASDAQ-100 and S&P 500 index options. For this reason and in keeping with the Fund’s strategy, the index options are traded and held in combination only. This means for each purchased option, there will be an offsetting written option on the same underlying index, same contract type, same strike price, but with a different expiration date. The net option premium of the Fund’s portfolio as of January 31, 2015 was $5,054,000, representing 42.5% of net assets.

(b)	Rate shown reflects the 7-day yield at January 31, 2015.

Schedule of Investments — Reality Shares DIVS ETF (continued)

January 31, 2015 (unaudited)

Open futures contracts outstanding at January 31, 2015:

Type	Broker	Expiration Date	Number of Contracts Sold	Value at Trade Date	Value at January 31, 2015	Unrealized Depreciation
90 Day Eurodollar	Morgan Stanley	December 2015	(646)	$(160,083,652)	$(160,430,063)	$(346,411)
90 Day Eurodollar	Morgan Stanley	March 2016	(646)	(159,688,146)	(160,155,512)	(467,366)
90 Day Eurodollar	Morgan Stanley	June 2016	(646)	(159,296,110)	(159,872,887)	(576,777)
90 Day Eurodollar	Morgan Stanley	September 2016	(646)	(158,932,735)	(159,598,338)	(665,603)

						$(2,056,157)

Cash posted with FCM as collateral for futures contracts was $2,196,400 at January 31, 2015.

NOTES TO SCHEDULE OF INVESTMENTS

(Unaudited)

FEDERAL INCOME TAX MATTERS

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Total Investments	$4,299,396	$22,111,887	$(19,948,996)	$2,162,891
Other Financial Instruments*	—	—	(2,056,157)	(2,056,157)

Total	$4,299,396	$22,111,887	$(22,005,153)	$106,734

*	Other financial instruments include futures contracts.

FAIR VALUE MEASUREMENT

Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the ETF’s investments. These inputs are summarized in three broad levels as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the ETF’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The ETF has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) are required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer; and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of January 31, 2015 in valuing the ETF:

	Level 1	Level 2	Level 3	Total
Valuation Inputs
Assets *
Money Market Fund	$1,408,287	$—	$—	$1,408,287
Purchased Index Options	—	114,040,945	—	114,040,945

Total Assets	$1,408,287	$114,040,945	$—	$115,449,232

Liabilities
Written Index Options	—	(108,986,945)	—	(108,986,945)
Other Financial Instruments **	(2,056,157)	—	—	(2,056,157)

Total Liabilities	$(2,056,157)	$(108,986,945)	$—	$(111,043,102)

Total	$(647,870)	$5,054,000	$—	$4,406,130

*	See the Schedule of Investments for breakout by security category.

**	Other financial instruments include futures contracts. Futures contracts are presented at net unrealized appreciation (depreciation).

During the period ended January 31, 2014, there were no transfers between Level 1 and Level 2.

The Fund values its investments at fair value pursuant to procedures adopted by the Board if (1) market quotations are insufficient or not readily available or (2) Reality Shares Advisors, LLC (the “Adviser”) believes that the values available are unreliable. The Committee performs certain functions as they relate to the administration and oversight of the Funds’ valuation procedures. Under these procedures, the Committee convenes on a regular and ad-hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

In determining fair valuations, inputs may include market-based analytics, which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Discounts may be applied based on the nature or duration of any restrictions on the disposition of the investments. The Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

Significant changes in any of the unobservable inputs may impact the fair value measurement. A significant increase (decrease) in the comparable benchmark may result in a corresponding increase (decrease) in fair value. A significant increase (decrease) in the illiquidity discount may result in a corresponding decrease (increase) in fair value.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Reality Shares ETF Trust

By (Signature and Title)*	/s/ Eric Ervin
Eric Ervin, President
(principal executive officer)

Date	3/23/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric Ervin
Eric Ervin, President
(principal executive officer)

Date	3/23/2015

By (Signature and Title)*	/s/ Tom Trivella
Tom Trivella, Treasurer
(principal financial officer)

Date	3/23/2015

*	Print the name and title of each signing officer under his or her signature.